Stockholders' Deficiency: Schedule of Assumptions Used (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Details
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		1.07%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		94.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value		$ 0.74
Expected Forfeiture, Minimum		5.00%
Expected Forfeiture, Maximum		20.00%
Assumptions Exercise Price	$ 0.00
Fair Value Assumptions, Risk Free Interest Rate	0.69%
Assumptions Expected Term	3 years
Fair Value Assumptions, Expected Volatility Rate	103.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Assumptions Forfeiture Rate	0.00%